Commitments and contingencies (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)
Commitments and contingencies
Total rent expense	$ 22,051	$ 23,690	$ 21,565
Minimal lease payments
For the year ended March 31, 2018	22,395
For the year ended March 31, 2019	17,214
For the year ended March 31, 2020	9,942
For the year ended March 31, 2021	7,952
For the year ended March 31, 2022	2,506
Total	$ 60,009
Period of standard product warranty	1 year
USD
Minimal lease payments
Currency appreciation against the Euro (as a percent)	5.9
Currency appreciation compared to prior year (as a percent)	0.7
GBP
Minimal lease payments
Currency appreciation compared to prior year (as a percent)	15.7
RUR
Minimal lease payments
Currency devaluation compared to prior year (as a percent)	1.50%